Stock-Based Compensation - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions				8 Months Ended	12 Months Ended
	Nov. 25, 2021 shares	Oct. 20, 2021 shares	Jul. 31, 2021 shares	Dec. 31, 2022	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2023 INR (₨) $ / shares ₨ / shares shares	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2021 INR (₨)	Jun. 30, 2013 INR (₨) shares	Jun. 30, 2010 INR (₨) shares	Jun. 30, 2007 INR (₨) shares	Jan. 31, 2000 INR (₨) shares	Oct. 13, 2022 shares	May 14, 2022 INR (₨) ₨ / shares shares	Jun. 30, 2003 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, intrinsic value of options exercised at grant date					₨ 0.5		₨ 0.0	₨ 0.0
Stock-based compensation, aggregate intrinsic value of options exercised at exercise date					20,891.2		22,077.7	₨ 26,446.8
Stock-based compensation, aggregate intrinsic value of options outstanding at grant date					13.3	₨ 13.3	2.7
Stock-based compensation, aggregate intrinsic value of options outstanding					52,286.4	52,286.4	46,605.0
Stock-based compensation, aggregate intrinsic value of options exercisable at grant date					0.5	0.5	0.5
Stock-based compensation, aggregate intrinsic value of options exercisable					₨ 29,084.2	₨ 29,084.2	₨ 28,340.0
Stock-based compensation, unvested options, outstanding | shares					86,557,545	86,557,545	92,784,900
Stock-based compensation, unvested options, weighted average exercise price | ₨ / shares					₨ 1,341.5	₨ 1,341.5	₨ 1,273.6
Stock-based compensation, unvested options, aggregate intrinsic value at grant date					₨ 12.8	₨ 12.8	₨ 2.1
Stock-based compensation, unvested options, aggregate intrinsic value as at end of period					23,202.2	23,202.2	₨ 18,265.0
Stock-based compensation, total estimated compensation cost to be recognized in future periods					₨ 17,245.5	₨ 17,245.5
Equity shares, par value | ₨ / shares					₨ 1	₨ 1	₨ 1
Employees Stock Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)								1 year 14 days
Share-based payment arrangement, expense					₨ 13,132.8		₨ 13,874.5	₨ 10,603.5
Employees Stock Option Scheme | Plan ''A''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares												100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved												₨ 100.0
Employees Stock Option Scheme | Plan ''B''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares															100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved												₨ 100.0
Employees Stock Option Scheme | Plan ''D''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares											150,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved											₨ 150.0
Employees Stock Option Scheme | Plan "E"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares										200,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved										₨ 200.0
Employees Stock Option Scheme | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares									200,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved									₨ 200.0
Employees Stock Option Scheme | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, expiration					5 years
Scheme XXVII | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares	238,000				30,480,145
Scheme XXXV | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares		57,466,600
Scheme XXXVI | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares			25,390,600
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, total estimated compensation cost to be recognized in future periods					₨ 2,690.6	₨ 2,690.6
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)					1 year 2 months 15 days
Share-based payment arrangement, expense, tax benefit					₨ 0.0
Stock-based compensation, intrinsic value of equity instruments other than options exercised at grant date					0.0	0.0
Stock-based compensation, aggregate intrinsic value of equity instruments other than options outstanding at grant date					4,037.9	₨ 4,037.9
Aggregate intrinsic value, vested					₨ 4,650.3
Number of shares arising out of units | shares					2,891,000	2,891,000
Weighted average fair value of RSUs granted during the year | $ / shares						₨ 1
Share-based payment arrangement, expense					₨ 881.8
Restricted Stock Units (RSUs) [Member] | Employee Stock Incentive Master Scheme Two Thousand And Twenty Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares														100,000,000
Equity shares, par value | ₨ / shares														₨ 1
Common stock shares reserved for future issuance aggregate par value														₨ 100.0
Share based compensation by share based award vesting period one				4 years
Weighted average fair value of RSUs granted during the year | ₨ / shares					₨ 1,382.34
Restricted Stock Units (RSUs) [Member] | Employee Stock Incentive Master Scheme Two Thousand And Twenty Two [Member] | Scheme Zero Zero One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award number of shares authorized for grant | shares													2,891,000
Restricted Stock Units (RSUs) 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, aggregate intrinsic value of equity instruments other than options outstanding at grant date					₨ 0.0	₨ 0.0
ShareBased compensation arrangement by sharebased payment award equity instruments other than options exercisable grant date intrinsic value					₨ 0.0	₨ 0.0